SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 21, 2021 USD ($)	Sep. 30, 2022 USD ($)	Mar. 29, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) Number	Dec. 31, 2020 USD ($)	Aug. 03, 2020
Property, Plant and Equipment [Line Items]
Deferred offering cost		$ 271,240		$ 271,240
Warrants term							5 years
Warrants liabilities	$ 4,299,649				$ 4,447,982
Midrange average estimated interest rate				20.60%	20.60%
Liabilities fair value adjustment		516,000		$ 1,288,000	$ 1,802,000
Royalty expense				5,276,000	3,988,000
Liquidation preference fair market value		1,823,000		1,823,000	1,823,000
Retained Earnings (Accumulated Deficit)		62,425,070		62,425,070	47,823,563	$ 36,825,634
[custom:WorkingCapital-0]		735,525		735,525	1,268,097
Cash		1,182,248		1,182,248	$ 4,072,339
Proceeds from offering				5,000,000
Risk free rate					1.09%	0.93%
Expected life					6 years 4 months 17 days	10 years
Royalties payable					$ 3,988,000
Impairment of Long-Lived Assets					$ 0	$ 0
Number of operating segment | Number					1
[custom:NewAccountingPronouncements]					$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Furniture and fixtures depreciated					4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Furniture and fixtures depreciated					7 years
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from offering			$ 17,250,000
Scenario, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Liabilities fair value adjustment		8,000		$ 56,000	$ 2,000
Discount rate percentage				20.60%	20.60%
Money market funds, at carrying value		1,094,000		$ 1,094,000	$ 1,150,000
Warrants Liabilities [Member]
Property, Plant and Equipment [Line Items]
Decrease in derivative liabilities		$ 1,999,000
Increase in derivative liabilities				899,000
Warrants liabilities				$ 5,251,000	$ 4,352,000
Risk free rate					1.19%
Expected volatility					69.62%
Expected dividend					$ 0
Expected life					6 years 2 months 15 days
Increase (Decrease) in Operating Liabilities					$ 417,000
Warrants liabilities					4,352,000
Liquidation Preference [Member]
Property, Plant and Equipment [Line Items]
Liquidation preference fair market value					$ 1,823,000
Risk free rate					0.21%
Expected volatility					78.93%
Expected dividend					$ 0
Expected life					5 years
Liquidation preference value					$ 0
Measurement Input, Risk Free Interest Rate [Member] | Warrants Liabilities [Member]
Property, Plant and Equipment [Line Items]
Dividend rate		1.19		1.19
Measurement Input, Risk Free Interest Rate [Member] | Liquidation Preference [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input		0.0021		0.0021
Measurement Input, Price Volatility [Member] | Warrants Liabilities [Member]
Property, Plant and Equipment [Line Items]
Dividend rate		69.62		69.62
Measurement Input, Price Volatility [Member] | Liquidation Preference [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input		0.7893		0.7893
Measurement Input, Expected Dividend Rate [Member] | Warrants Liabilities [Member]
Property, Plant and Equipment [Line Items]
Dividend rate		0		0
Measurement Input, Expected Dividend Rate [Member] | Liquidation Preference [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input		0		0
Measurement Input, Expected Term [Member] | Warrants Liabilities [Member]
Property, Plant and Equipment [Line Items]
Warrants term		5 years 11 months 15 days		5 years 11 months 15 days
Measurement Input, Expected Term [Member] | Liquidation Preference [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input				5 years